PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	Land	Buildings	Building improvement	Machinery and equipment	Motor vehicle and other asset	Office equipment	Construction in progress	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At January 1, 2024	5,787	51,024	8,667	91,503	5,220	7,464	2,839	172,504
Additions	224	—	14	527	139	862	2,722	4,488
Assets classified as held for sale	—	(1,486)	(370)	(297)	—	—	—	(2,153)
Disposals	(58)	—	—	(2,351)	(495)	(286)	—	(3,190)
Transfer	2,075	2,805	111	4,211	149	11	(4,333)	5,029
Exchange differences	(176)	(1,063)	(57)	(1,274)	(88)	(235)	(47)	(2,940)
At December 31, 2024	7,852	51,280	8,365	92,319	4,925	7,816	1,181	173,738
Additions	—	105	98	349	302	624	1,786	3,264
Disposals	—	—	(7)	(2,978)	(312)	(638)	—	(3,935)
Transfer	—	—	1,284	1,516	53	13	(2,813)	53
Exchange differences	812	4,284	719	8,946	393	578	52	15,784
At December 31, 2025	8,664	55,669	10,459	100,152	5,361	8,393	206	188,904

Depreciation/Impairment
At January 1, 2024	—	(37,034)	(5,539)	(70,117)	(3,822)	(6,051)	—	(122,563)
Depreciation charge for the year	—	(1,180)	(502)	(2,720)	(308)	(521)	—	(5,231)
Assets classified as held for sale	—	1,191	332	297	—	—	—	1,820
Disposals	—	—	—	2,334	433	285	—	3,052
Transfer	—	(527)	—	—	(149)	—	—	(676)
Exchange differences	—	741	24	1,062	72	188	—	2,087
At December 31, 2024	—	(36,809)	(5,685)	(69,144)	(3,774)	(6,099)	—	(121,511)
Depreciation charge for the year	—	(1,148)	(514)	(3,112)	(271)	(670)	—	(5,715)
Disposals	—	—	7	2,978	256	636	—	3,877
Transfer	—	—	—	—	(53)	—	—	(53)
Exchange differences	—	(3,376)	(470)	(7,191)	(300)	(482)	—	(11,819)
At December 31, 2025	—	(41,333)	(6,662)	(76,469)	(4,142)	(6,615)	—	(135,221)

Net book value
At December 31, 2025	8,664	14,336	3,797	23,683	1,219	1,778	206	53,683
At December 31, 2024	7,852	14,471	2,680	23,175	1,151	1,717	1,181	52,227
At January 1, 2024	5,787	13,990	3,128	21,386	1,398	1,413	2,839	49,941
15(a)    Impairment of property, plant and equipment
In 2025, 2024 and 2023 our Company recorded no impairment loss on property, plant and equipment.
15(b)    Pledge
Information about the property, plant and equipment that were pledged to others as collaterals is provided in Note 28(e) (i).